Equity-Based Compensation Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,971	$ (4,577)	$ 8,580
Service-Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom units awarded during the period (in units)	28,484
Weighted average grant date fair value of phantom unit (in dollars per unit)	$ 22.12
Performance-Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom units awarded during the period (in units)	0
Weighted average grant date fair value of phantom unit (in dollars per unit)	$ 0
2010 Plan | Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom units awarded during the period (in units)	28,484	297,214	339,584
Weighted average grant date fair value of phantom unit (in dollars per unit)	$ 22.12	$ 32.37	$ 30.71
Unrecognized compensation cost	$ 600
Weighted average period of recognition, years	9 months 18 days
Compensation expense	$ 2,100	$ 3,400
Liability for compensation awards	$ 3,300	$ 3,200
2010 Plan | Service-Based Phantom Units | Anniversary Year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%	33.33%
2010 Plan | Service-Based Phantom Units | Anniversary Year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%	33.33%
2010 Plan | Service-Based Phantom Units | Anniversary Year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%	33.33%
2010 Plan | Performance-Based Phantom Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		150.00%	150.00%
2010 Plan | Performance-Based Phantom Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		0.00%	50.00%
2010 Plan | Performance-Based Phantom Units | Anniversary Year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%	33.33%
2010 Plan | Performance-Based Phantom Units | Anniversary Year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%	33.33%
2010 Plan | Performance-Based Phantom Units | Anniversary Year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%	33.33%